Financial Instruments with Off-balance-sheet Risk (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Loss Contingencies [Line Items]
Commitments to originate loans	$ 56,485,854	$ 49,208,501
Mortgage Loans
Loss Contingencies [Line Items]
Commitments to originate loans	1,001,524	2,113,950
Non-Mortgage Loans
Loss Contingencies [Line Items]
Commitments to originate loans	6,969,900	4,825,144
Open-End Consumer Loans
Loss Contingencies [Line Items]
Commitments to originate loans	10,489,768	11,451,150
Open-End Commercial Loans
Loss Contingencies [Line Items]
Commitments to originate loans	2,145,762	10,483,615
Construction Loans
Loss Contingencies [Line Items]
Commitments to originate loans	$ 35,878,900	$ 20,334,642